Revenue - Trade Accounts Receivable and Contract Balances (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable, Net [Abstract]
Trade Accounts Receivable, net of allowance for doubtful receivables	$ 12,236	$ 13,713	$ 14,526
Deferred Contract Costs (Note 5)	721	496
Deferred Revenue	$ 1,311	$ 1,776	$ 865